Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 15,937	$ 2,225	¥ 4,150
Accounts receivable, net		434,305	60,627	223,357
Advance to suppliers		19,959	2,787	9,623
Prepaid expenses and other current assets, net		9,075	1,267	11,069
Total current assets		493,459	68,886	278,162
Non-current assets
Property and equipment, net		11,993	1,674	16,597
Deferred offering costs				6,122
Operating lease right-of-use assets		2,335	326	2,596
Intangible assets, net		1,660	232	2,134
Other non-current assets		2,500	349
Total non-current assets		18,488	2,581	27,449
TOTAL ASSETS		511,947	71,467	305,611
Current liabilities
Short-term borrowings		27,091	3,782	31,704
Accounts payable		377,290	52,668	181,096
Accounts payable-a related party		871	122	1,089
Contract liabilities		1,474	206	940
Accrued expenses and other current liabilities		30,429	4,248	19,138
Lease liability – current		482	67	457
Total current liabilities		437,908	61,131	234,653
Non-current liabilities
Deferred tax liabilities, net		1,917	268	626
Long-term Loan				667
Lease liability – non-current		2,000	279	2,226
Total non-current liabilities		3,917	547	3,519
TOTAL LIABILITIES		441,825	61,678	238,172
Commitments and contingencies (Note 12)
Shareholders’ equity
Additional paid in capital		266,623	37,219	220,285
Accumulated deficit		(198,484)	(27,707)	(155,215)
Total LZ Technology Holdings Limited (the “Company” or “LZ Technology”) shareholders’ equity		68,166	9,516	65,097
Non-controlling interests		1,956	273	2,342
Total shareholders’ equity		70,122	9,789	67,439
TOTAL LIABILITIES AND EQUITY		511,947	71,467	305,611
Related Party
Current assets
Due from related parties		14,183	1,980	29,963
Current liabilities
Due to related parties		271	38	229
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	4	1	4
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	¥ 23	$ 3	¥ 23

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 11).